Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

7	Cash and cash equivalents

	December 31, 2022	December 31, 2021

Cash and banks	139,844	146,853
Cash equivalents	1,727,641	571,076
Total	1,867,485	717,929

Cash and cash equivalents include cash, bank deposits and high-liquidity short-term financial investments, mainly represented by repurchase agreements (accruing CDI interest rates) and CDBs, whose original maturities or intention of realization are lower than three months, which are convertible into a cash amount and subject to an insignificant risk of change in value.

The average yield of cash equivalents corresponded to 95.69% of CDI in December 2022 (96.00% in December 2021).